Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001849580
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	Waverley Capital Acquisition Corp. 1
Entity Incorporation State Country Code	E9
Entity File Number	001-40748
Entity Tax Identification Number	98-1586578
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(650)
Local Phone Number	308-9907
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Public Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable public warrant
Trading Symbol	WAVCU
Security Exchange Name	NYSE
Class 160 A Ordinary Shares 0.0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	WAVC
Security Exchange Name	NYSE
Warrants Each Whole Public Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole public warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	WAVCW
Security Exchange Name	NYSE